FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Summary of gross holding gains and fair value of held-to-maturity securities

			Quoted Prices in	Significant Other	Significant Other
		September 30,	Active Markets	Observable Inputs	Unobservable Inputs
	Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and marketable securities held in Trust Account		$115,007,452	$115,007,452	$—	$—

Liabilities:
Warrant Liability – Private Placement Warrants		$217,260	$—	$—	$217,260

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	At
	March 5, 2021
	(Initial	At
	Measurement)	September 30, 2021
Stock price	$9.78	$9.94
Strike price	$11.50	$11.50
Volatility	14.9%	19.8%
Risk-free rate	0.87%	0.95%
Probability of Business Combination occurring	75%	90.0%
Dividend yield	0.0%	0.0%
Fair value of Private Placement Warrants	$0.90	$2.13

Schedule of change in the fair value of Level 3 warrant liabilities

Warrant Liabilities
Fair value as of March 5, 2021 (Initial Measurement)	$91,800
Change in fair value	(9,180)
Fair value as of March 31, 2021	82,620
Change in fair value	232,560
Fair value as of June 30, 2021	$315,180
Change in fair value	(97,920)
Fair value as of September 30, 2021	$217,260